Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	September 30, 2017	December 31, 2016
Insurance premiums	$61	$501
Taxes	53	—
Security Deposit	50	50
Other[1]	221	147

Total prepaid expenses and other current assets	$385	$698

1	Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% of prepaid expenses and other current assets at September 30, 2017 and December 31, 2016.

Prepaid expenses and other current assets include the following:

	December 31,	December 31,
(in thousands)	2016	2015
Insurance premiums	$501	$625
Kits for clinical use	—	162
Other	197	173

Total prepaid expenses and other current assets	$698	$960